OTHER REVENUE AND EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER REVENUE AND EXPENSES
Reimbursement of fixed assets in progress - AIC		R$ 121,033	R$ 588,786
Result from disposal of shares (minority holdings)		453,624
Result from disposal of assets	R$ 55,692
Result from combinations of businesses (b)	593,132
Effects of Law No. 14,182/2021	355,062	(355,062)
Reimbursement of inefficiency - CCC			621,968
Other income and expenses	2,456	(32,671)
Total	R$ 651,280	R$ 186,924	R$ 1,210,754